CHAPMAN AND CUTLER LLP                                  111 WEST MONROE STREET
                                                       CHICAGO, ILLINOIS 60603


                               September 23, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549


         Re:         First Trust Exchange-Traded Fund III


 Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund III (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant's registration statement on Form N-1A (the "Registration Statement"). The Registration Statement relates to First Trust Preferred Securities and Income ETF, a series of the Registrant.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By: /s/ Morrison C. Warren
                                                 ------------------------------
                                                 Morrison C. Warren

Enclosures